Cash and Cash Equivalents (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents
Cash	$ 3,141	$ 1,717
Cash equivalents	343	12
Cash and Cash Equivalents	$ 3,484	$ 1,729	$ 1,980